Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 38,018,782	$ 9,867,588		$ 9,653,528
Prepaid and other current assets	5,762,841	4,330,465		834,724
Total current assets	43,781,623	14,198,053		10,488,252
Property and equipment, net	625,563	577,671		177,298
Operating lease right-of-use assets	33,392	82,677		270,605
Other assets		25,361		51,270
Total assets	44,440,578	14,883,762		10,987,425
Current liabilities:
Accounts payable	2,499,224	2,273,823		336,621
Other accrued expenses	1,112,685	835,541		87,169
Operating lease liability	37,895	93,935		210,246
Total current liabilities	3,649,804	3,203,299		634,036
Simple agreement for future equity	73,067,000	46,042,000		13,340,000
Right of first refusal liability	25,000,000
Total liabilities	101,716,804	49,245,299		14,067,971
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at March 31, 2024 and December 31, 2023	25,030,520	25,030,520		25,030,520
Stockholders' deficit:
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	506	484		477
Additional paid-in capital	3,208,277	2,100,903		1,209,244
Accumulated deficit	(85,515,529)	(61,493,444)		(29,320,787)
Total stockholders' deficit	(82,306,746)	(59,392,057)	$ (32,771,798)	(28,111,066)	$ (18,730,612)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 44,440,578	$ 14,883,762		$ 10,987,425